Note 5 - Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Related party transactions

In addition to transactions disclosed elsewhere in the consolidated financial statements, the related party transactions for the years presented were as follows:

Mr. Linqing Jia

Mr. Linqing Jia entered into a loan agreement with Wanchun Biotech on
October
8,
2010
whereby Mr. Linqing Jia provided a loan of
$5,000
(RMB33,145)
to Wanchun Biotech to purchase patent of Plinabulin in the territories of the PRC and Hong Kong with a maturity date of
8
years. On
January
4,
2014
and
July
1,
2014,
Mr. Linqing Jia provided loans of
$496
(RMB3,000)
and
$2,002
(RMB12,410)
to the Group for operational use, respectively. Both of these shareholder loans were interest-free and repayable with a maturity date of
5
years. Such RMB denominated shareholder loans were included as noncurrent liabilities. Interest expenses have been accrued and recorded in additional paid-in capital as shareholder contributions according to market interest rates ranging from
6.48%
to
12.39%
in
2015
(2014:
7.83%
to
12.91%).

On
March
30,
2015
and
June
4,
2015,
Mr. Linqing Jia provided loans of
$1,192
(RMB7,400)
and
$81
(RMB500)
to the Company, respectively. Both of these shareholder loans are interest-free and repayable on demand. The Company repaid
$323
on
April
3,
2015
and
$79
on
September
6,
2015,
respectively. Interest expenses have been accrued and recorded in additional paid-in capital as shareholder contributions according to market interest rate ranging from
10.07%
to
12.29%
in
2015.
On
July
20,
2015,
such outstanding RMB denominated loans granted by Mr. Jia were distributed to Wanchun Biotech pursuant to the Internal Restructuring as set out in Note
1.
Hence, these outstanding shareholder loans were not included in these consolidated financial statements after the Internal Restructuring.

On
July
20,
2015,
such outstanding RMB denominated loans granted by Mr. Jia were distributed to Wanchun Biotech as a noncontrolling shareholder. Hence, these outstanding shareholder loans were not included in these consolidated financial statements thereafter.

Dr. Lan Huang

Dr. Lan Huang provided consulting services to BeyondSpring US at a fee of
$300,
$300
and
$75
for the years ended
December
31,
2014,
2015
and
2016,
respectively.

On
April
1,
2015,
the Company provided RMB denominated loan of
$211
(RMB1,300)
to Dr. Lan Huang for personal use, which is unsecured, interest free and repayable on demand.
$190
of this loan was net settled against the consulting service fees due to Dr. Lan Huang, with the remaining part of the loan settled by cash.

Wanchun Pharma as an equity investee prior to
April
14,
2015

In
January
and
August
2014,
Wanchun Biotech provided RMB denominated loans amounting to
$960
(RMB6,000)
in total to Wanchun Pharma, then Wanchun Pharma used it for research and development activities of BeyondSpring US. The loan is unsecured, interest-free and repayable on demand.

In
April
2015,
Wanchun Biotech provided RMB denominated loan of
$650
(RMB4,000)
to Wanchun Pharma, then Wanchun Pharma used it for research and development activities of BeyondSpring US. The loan is unsecured, interest free and repayable on demand.

On
April
10,
2015,
BeyondSpring US, Wanchun Biotech and Wanchun Pharma entered into a three
party agreement. The above loans due to Wanchun Biotech by Wanchun Pharma were net settled against the loans due to Wanchun Pharma by BeyondSpring US, before the acquisition of
9.09%
equity interests in Wanchun Pharma by the Group (Note
4).

Wanchun Biotech as a noncontrolling shareholder

On
November
28,
2016,
Wanchunbulin entered into a purchase contract with Wanchun Biotech to purchase drugs from Wanchun Biotech for clinical research purpose. During the year ended
December
31,
2016,
Wanchun Biotech purchased drugs amounting to
$110
(RMB
754)
from
third
party vendors and sold to Wanchunbulin without any margin.

Others

In addition, Dr. Lan Huang and Wanchun Biotech as a noncontrolling shareholder, paid for certain general administrative and research and development expenses on behalf of the Company during
2014,
2015
and
2016.
Such amounts paid on behalf of the Company are unsecured, interest-free and repayable on demand.

Due to related parties consisted of the following:

	December 31,
	2015	2016

Due to Dr. Lan Huang	386	210
Due to Wanchun Biotech	46	-

	432	210